GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, balance as of January 1			$ 18,293	$ 15,232
Net additions from acquisitions and adjustments of previously recorded business combinations	302	3,358
Translation Differences And Other	261	(297)
Goodwill, balance as of December 31	18,856	18,293	18,856	18,293	15,232
Intangible assets
Product rights, at cost	9,983	10,237	9,983	10,237
Finite Lived Trade Names Gross	258	251	258	251
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed In Process Research And Development Gross	988	2,178	988	2,178
Intangible assets, gross, excluding goodwill	11,229	12,666	11,229	12,666
Product rights, accumulated amortization	3,429	2,316	3,429	2,316
Finite Lived Trade Names Accumulated Amortization	55	34	55	34
Intangible assets accumulated amortization	3,484	2,350	3,484	2,350
Products rights net	6,554	7,921	6,554	7,921
Trade Names Net	203	217	203	217
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed In Process Research And Development Net	988	2,178	988	2,178
Intangible assets, net (excluding goodwill) total	7,745	10,316	7,745	10,316
Intangible assets charges against earnings
Amortization expense on intangible assets for the period			1,272	707	527
Impairment of intangible assets			858	143	109
Estimated aggregate amortization of intangible assets
2013	1,117		1,117
2014	1,065		1,065
2015	801		801
2016	734		734
2017	$ 730		$ 730